NOTES PAYABLE	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
NOTES PAYABLE

NOTE 9 – NOTES PAYABLE

On March 15, 2021, the Company entered into a short term financing agreement with a payment services provider for total principal of $54,240 and received cash proceeds of $48,000. The Company will pay 17% of its daily sales through the service provider until the total principal is repaid. As of December 31, 2021 the balance had been repaid in full.

On September 16, 2021, the Company entered into a short term financing agreement with a payment services provider for total principal of $66,600 and received cash proceeds of $60,000. The Company will pay 17% of its daily sales through the service provider until the total principal is repaid. As of December 31, 2022 the balance had been repaid in full.

On June 13, 2022, the Company entered into a short term financing agreement with a payment services provider for total principal of $47,520 and received cash proceeds of $44,000. The Company will pay 17% of its daily sales processed through the service provider until the total principal is repaid. As of December 31, 2022 the balance had been repaid in full.

On October 13, 2022, the Company entered into a short term financing agreement with a payment services provider for total principal of $82,490 and received cash proceeds of $73,000. The Company will pay 17% of its daily sales processed through the service provider until the total principal is repaid. As of December 31, 2022 the Company owed $68,959.